RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Jan. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 4 – RELATED PARTIES BALANCES AND TRANSACTIONS

Due to related parties consists of:

		Transaction	January 31,	July 31,
Name	Relationship	Nature	2025	2024
RQS Capital	61.89% shareholder	Company cash collection due to RQS Capital	$2,271	$2,271
TOTAL			$2,271	$2,271

This liability is unsecured, non-interest bearing, and due on demand.

Employment agreements with officers and director retainer agreements

Tianci currently maintains two employment agreements and seven director retainer agreements with its officers and directors. The agreements have terms of 3 years and each provides for monthly compensation in amounts ranging from $1,300 per month to $3,800 per month.

For the three months ended January 31, 2025 and 2024, the Company incurred management compensation expenses of $56,400 and $60,000, respectively. For the six months ended January 31, 2025 and 2024, the Company incurred management compensation expenses of $112,800 and $120,000, respectively. These amounts are included in “general and administrative expenses” in the accompanying consolidated statements of operations.